Janus Henderson Global Research Portfolio Average Annual Total Returns - Service Shares [Member]	12 Months Ended	47 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World IndexSM (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.32%	12.15%	12.17%
MSCI All Country World IndexSM (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%		11.19%	11.72%
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent	20.60%		12.23%	12.64%